NOTE 9 - INCOME TAX (Tables)	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The net taxable income (losses) before income taxes and its provision for income taxes as follows:

	Nine Months Ended May 31,	April 2, 2018 (Inception) to August 31,
	2019	2018
Net profit/(loss) before income taxes	$ (2,897,213)	$ (1,291,958)
Tax rate	17%	18%
Tax expenses (benefit) at the statutory tax rate	(492,526)	(232,553)

Tax effects of:
Income not subject to tax	-	(1,303)
Utilization of deferred tax assets previously not recognized	-	-
Non-deductible expenses (Permanent)	311,730	193,982
Non-deductible expenses (Temporary)	(5,478)	(9,562)
Income tax expense (benefit), net	$ (186,274)	$ (49,436)

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities as follows:

	May 31,	August 31,
	2019	2018
Deferred tax asset
Capital Allowance	$ 8,473	$ 9,850
Net operating loss carryover	177,800	35,573
Valuation allowance	(186,274)	(45,423)
Deferred tax assets, net	$ -	$ -